Share-Based Payment - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	15,600	492,550
Number of free shares outstanding, granted	43,000	0
Number of free shares outstanding, vested	0	466,950
Number of free shares outstanding, cancelled	0	10,000
Number of free shares outstanding, ending balance	58,600	15,600
Weighted average grant date fair Value, beginning balance		€ 27.16
Weighted average grant date fair Value, granted	€ 17.78	0.00
Weighted average grant date fair value, vested	0.00	27.11
Weighted average grant date fair Value, cancelled	0.00	28.17
Weighted average grant date fair value, ending balance	€ 20.55	€ 28.17